S000038876 [Member] Investment Risks - Northern Trust International Quality Dividend ETF	Oct. 31, 2025
Mid Cap Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mid Cap Stock Risk is the risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established compa nies, and may lack sufficient market liquidity. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market, or may be dependent upon a small or inexperienced management group. Securities of smaller companies may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk is the risk that, if the Fund is concentrated in a particular industry or group of industries, the Fund is likely to present more risks than a fund that is broadly diversified over several industries or groups of industries. Compared to the broad market, an individual industry may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock or regulatory changes.
•Financial Sector Risk is the risk that the financial sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital, among other factors.
Dividend Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Dividend Risk is the risk that an issuer of stock held by the Fund may choose not to declare a dividend or the dividend rate might not remain at current levels. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks. The Fund’s performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks.

Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Volatility Risk is the risk that the actual level of volatility experienced by the Fund may be greater or lower than the targeted overall volatility of the Underlying Index. Although the Underlying Index is designed to have a targeted overall volatility that is similar to that of the Parent Index, there is no guarantee that it will have the targeted overall volatility. The Fund will continue to seek to track the Underlying Index even if the Underlying Index does not have the targeted overall volatility. There is also the risk that the Fund may experience volatility greater or lower than that of the Underlying Index as a result of tracking error. A portfolio of securities with greater volatility is generally considered to have a higher risk profile than a portfolio with lower volatility.

Quality Factor Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Quality Factor Risk is the risk that the past performance of companies that have exhibited quality characteristics does not continue or the returns on securities issued by such companies may be less than returns from other styles of investing or the overall stock market. There may be periods when quality investing is out of favor and during which time the Fund's performance may suffer.

Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, elevated levels of government debt, changes in interest rates, lack of liquidity in the bond or equity markets, or volatility in the equity markets. Market disruptions caused by local or regional events such as financial institution failures, changes in trade regulation or economic sanctions, internal unrest and discord, war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment could have a significant impact on the Fund and its investments. Such events could result in the Fund’s shares trading at increased premiums or discounts to the Fund’s NAV. During periods of market disruption or other abnormal market conditions, the Fund’s exposure to the risks described elsewhere in this summary will likely increase.

Index Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Index Risk is the risk that the Fund would not necessarily buy or sell a security unless that security is added to or removed from, respectively, the Underlying Index, even if that security generally is underperforming, because unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Additionally, the Fund rebalances and/or reconstitutes its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance and/or reconstitution schedule will result in corresponding changes to the Fund’s rebalance and/or reconstitution schedule.

Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tracking Error Risk is the risk that the Fund’s performance may vary from the performance of the Underlying Index as a result of creation and redemption activity, transaction costs, expenses and other factors. Market disruptions, regulatory restrictions or other abnormal market conditions could have an adverse effect on the Fund's ability to adjust its exposure to required levels in order to track its Index or cause delays in the Underlying Index's rebalancing schedule. During any such delay, it is possible that the Underlying Index, and, in turn, the Fund will deviate from the Underlying Index's stated methodology and therefore experience returns different than those that would have been achieved under a normal rebalancing or reconstitution schedule.

Sampling Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Sampling Risk is the risk that the Fund’s use of a representative sampling approach may not work as intended and result in increased tracking error because the securities selected for the Fund in the aggregate may vary from the investment profile of the Underlying Index. Additionally, the use of a representative sampling approach may result in the Fund holding a smaller number of securities than the Underlying Index, and, as a result, an adverse development to an issuer of securities that the Fund holds could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Underlying Index.

Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk is the risk that the Fund may be adversely affected because it has a limited number of institutions that act as authorized participants (“Authorized Participants”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that these institutions exit the business or are unable or unwilling to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able or willing to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be heightened because of its investments in non-U.S. securities.

Calculation Methodology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Calculation Methodology Risk is the risk that the Underlying Index’s calculation methodology or sources of information may not provide an accurate assessment of included issuers or correct valuation of securities, nor is the availability or timeliness of the production of the Underlying Index guaranteed. A security included in the Underlying Index may not exhibit the characteristic or provide the specific exposure for which it was selected and consequently a Fund's holdings may not exhibit returns consistent with that characteristic or exposure.

Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risk is the risk that the Fund faces because its shares are listed on a securities exchange, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of its listing exchange, make trading in the shares inadvisable. The market prices of Fund shares will generally fluctuate in accordance with changes in its NAV, changes in the relative supply of, and demand for, Fund shares, and changes in the liquidity, or the perceived liquidity, of the Fund’s holdings.

Derivatives Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk is the risk that derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies and other instruments, may be illiquid or less liquid, more volatile, more difficult to value and leveraged so that small changes in the value of the underlying instrument may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not perform its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
•Futures Contracts Risk is the risk that there will be imperfect correlation between the change in market value of the Fund’s securities and the price of futures contracts, which may result in the strategy not working as intended; the possible inability of the Fund to sell or close out a futures contract at the desired time or price; losses due to unanticipated market movements, which potentially are unlimited; and the possible inability of NTI to correctly predict the direction of securities’ prices, interest rates, currency exchange rates and other economic factors, which may make the Fund’s returns more volatile or increase the risk of loss.•Options Contracts Risk Options contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlationbetween the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the investment adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the investment adviser, thus limiting the ability to implement the Fund’s strategies.•Forward Foreign Currency Contracts Risk is the risk that, if forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk is the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral.

Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments may impose limitations on foreigners’ ownership of interests in local issuers, restrictions on the ability to repatriate assets, and may also impose taxes. Any of these events could cause the value of the Fund’s investments to decline. Foreign banks, agents and securities depositories that hold the Fund’s foreign assets may be subject to little or no regulatory oversight over, or independent evaluation, of their operations. Additional costs associated with investments in foreign securities may include higher custodial fees than those applicable to domestic custodial arrangements and transaction costs of foreign currency conversions. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, forward foreign currency exchange contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.

Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk is the risk that emerging markets are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investments than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volumes and greater price volatility than compa nies in more developed markets. Emerging market economies may be based on only a few industries, may be highly vulnerable to changes in local and global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.

Geographic Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Geographic Risk is the risk that if the Fund invests a significant portion of its total assets in certain issuers within the same country or geographic region, an adverse economic, business or political development affecting that country or region may affect the value of the Fund’s investments more, and the Fund’s investments may be more volatile, than if the Fund’s investments were not so concentrated in such country or region.

Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Depositary Receipts Risk Foreign securities may trade in the form of depositary receipts. In addition to investment risks associated with the underlying issuer, depositary receipts may expose the Fund to additional risks associated with non-uniform terms that apply to depositary receipt programs, including credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency, political, economic, market risks and the risks of an illiquid market for depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may not track the price of the underlying foreign securities on which they are based, may have limited voting rights, and may have a distribution subject to a fee charged by the depository. As a result, equity shares of the underlying issuer may trade at a discount or premium to the market price of the depositary receipts.

Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk is the risk that the sale price the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk is the risk that the values of the equity securities owned by the Fund may be more volatile and underperform other asset classes and the general securities markets.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.